Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our information security committee is composed of by members of our management and is responsible for monitoring and evaluating our information security actions. We convene quarterly to oversee our annual information security program, which includes key indicators and cyber area projects. Our cyber risk management process involves the mitigation or elimination of potential threats to our data and systems, as well as to ensure compliance with applicable standards and regulations.

Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Our information security committee is composed of by members of our management and is responsible for monitoring and evaluating our information security actions. We convene quarterly to oversee our annual information security program, which includes key indicators and cyber area projects. Our cyber risk management process involves the mitigation or elimination of potential threats to our data and systems, as well as to ensure compliance with applicable standards and regulations.

Security processes are regular practices in which we assess our existing controls and practices and identify areas for improvement. External consultations and audits provide an objective and independent assessment of our security processes on an annual basis, along with recommendations for enhancement within our annual security program. Our chief information security officer (CISO) reports to the board, ensuring that cybersecurity is a strategic priority.

We adopt a proactive approach by conducting information security risk assessments on third parties before entering into new contracts. We believe this helps to ensure that our business partners meet the necessary security standards, protecting our interests. To support these processes, we invest in a robust technology infrastructure, utilizing cutting-edge market tools for vulnerability management, incident response, anti-malware, and other aspects of information security. This solid infrastructure is essential for maintaining the integrity, confidentiality and availability of our data. Our cybersecurity processes are constantly evolving to reflect our ongoing commitment to safeguarding our assets and data. This proactive and continuous approach is in line with our strategic planning for information security in 2025, helping us to remain resilient in an ever-changing digital environment.

Our operations rely on the secure processing, storage and transmission of confidential and other information in our computer systems and networks. Computer viruses, hackers, employee or vendor misconduct, and other external hazards could expose our information systems and those of our vendors to security breaches, cybersecurity incidents or other disruptions, particularly our digital operations, cause information losses and cause us to incur significant costs, including the cost of retrieving lost information. Our policy enforcement mechanisms, such as monitoring systems and management oversight to address these threats may not be sufficient to prevent, detect and respond to unauthorized activity in our systems, certain types of attacks, including cyberattacks, which could materially and adversely affect our business and reputation. While we are subject to cybersecurity threats, as described in the risk factor entitled “Our systems are subject to cyberattacks and security and privacy breaches, which could cause a material adverse effect on our business and reputation. In addition, we may not be able to renew or maintain in force our software license agreements” under “Item 3. Key Information—D. Risk Factors,” we are not aware that we have experienced a material cybersecurity incident during 2024.

The sophistication of cybersecurity threats continues to increase, and the controls and preventative actions we take to reduce the risk of cybersecurity incidents and protect our systems, including the regular testing of our cybersecurity incident response plan, may be insufficient. In addition, new technology that could result in greater operational efficiency may further expose our computer systems to the risk of cybersecurity incidents.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

Security processes are regular practices in which we assess our existing controls and practices and identify areas for improvement. External consultations and audits provide an objective and independent assessment of our security processes on an annual basis, along with recommendations for enhancement within our annual security program. Our chief information security officer (CISO) reports to the board, ensuring that cybersecurity is a strategic priority.

Cybersecurity Risk Role of Management [Text Block]

We adopt a proactive approach by conducting information security risk assessments on third parties before entering into new contracts. We believe this helps to ensure that our business partners meet the necessary security standards, protecting our interests. To support these processes, we invest in a robust technology infrastructure, utilizing cutting-edge market tools for vulnerability management, incident response, anti-malware, and other aspects of information security. This solid infrastructure is essential for maintaining the integrity, confidentiality and availability of our data. Our cybersecurity processes are constantly evolving to reflect our ongoing commitment to safeguarding our assets and data. This proactive and continuous approach is in line with our strategic planning for information security in 2025, helping us to remain resilient in an ever-changing digital environment.

Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	In addition, we may not be able to renew or maintain in force our software license agreements” under “Item 3. Key Information—D. Risk Factors,” we are not aware that we have experienced a material cybersecurity incident during 2024.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false